Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
NON-CURRENT ASSETS
Vessels, net	$ 88,152	$ 62,350
Advances for vessels acquisition	1,631	0
Office furniture and equipment	95	100
Right of use asset	393	450
Restricted cash	3,466	1,250
Fair value of derivative financial instruments	111	0
Other non-current assets	10	10
Total non-current assets	93,858	64,160
CURRENT ASSETS
Trade receivables, net	11	153
Inventories	468	1,248
Prepayments and other assets	934	1,027
Insurance claims	336	0
Restricted cash	275	816
Cash and cash equivalents	74,770	19,037
Total current assets	76,794	22,281
TOTAL ASSETS	170,652	86,441
EQUITY
Issued share capital	80	12
Share premium	284,383	195,102
Accumulated deficit	(153,809)	(153,020)
Total equity	130,654	42,094
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	28,872	30,887
Provision for staff retirement indemnities	21	31
Lease liabilities	309	367
Total non-current liabilities	29,202	31,285
CURRENT LIABILITIES
Current portion of long-term borrowings	4,855	5,665
Trade accounts payable	1,923	4,758
Accrued liabilities and other payables	2,970	2,159
Current portion of lease liabilities	161	195
Current portion of fair value of derivative financial instruments	176	0
Deferred revenue	711	285
Total current liabilities	10,796	13,062
TOTAL LIABILITIES	39,998	44,347
TOTAL EQUITY AND LIABILITIES	$ 170,652	$ 86,441